Expense Example, No Redemption - PSF PGIM Government Money Market Portfolio	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class III 1 Year	Class III 3 Years	Class III 5 Years	Class III 10 Years
USD ($)	35	109	191	431	60	189	329	738